Bank acceptance notes payable - Additional Information (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Restricted Cash and Cash Equivalents, Current		$ 205,520		$ 2,121,377
Debt Instrument, Collateral Amount				7,139,561
Notes Payable to Bank, Current		$ 205,520		2,121,377
Maximum
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	100.00%	100.00%
Minimum
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	0.00%	0.00%
Bank acceptance notes payable issued by Bank of Zhang Jiagang Yule Branch [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	100.00%	100.00%
Notes Payable to Bank, Current		$ 0	¥ 14,021,000	2,121,377
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	100.00%	100.00%
Notes Payable to Bank, Current	¥ 1,431,200	$ 205,520		$ 0